Other Receivables (Tables)	12 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Schedule of Other receivables

	As of June 30,
	2018	2019	2019
	RMB	RMB	US$

Advances to staff	474	373	54
Prepayments to service providers	3,304	3,142	458
Rental deposits	1,680	2,502	364
Other	271	482	71
Other receivables	5,729	6,499	947